Supplemental Information on Statement of Cash Flows - Summary of Supplemental Information on Statement of Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Additional information on cash flows:
Withholding income tax paid on behalf of third-parties	$ 839	$ 857	$ 932
Capital expenditures and financing activities not involving cash
Purchase of property, plant and equipment on credit	137	133	123
Finance leases		86	90
Provision/(reversals) for decommissioning costs	4,777	4,503	937
Use of deferred tax and judicial deposit for the payment of contingency	$ 60	$ 314	$ 138